UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-08649

EII Realty Securities Trust

(Exact name of registrant as specified in charter)

640 Fifth Avenue, 8th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Richard J. Adler

640 Fifth Avenue, 8th Floor

New York, NY 10019

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-735-9500

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

E.I.I. Global Property Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2016
	Shares			Fair Value

		COMMON STOCK - 23.9%
		GERMANY - 3.5%
	13,400	TLG Immobilien AG		$ 291,997
	14,980	Vonovia SE		539,072
				831,069
		HONG KONG - 4.9%
	82,900	China Overseas Land & Investment Ltd.		262,357
	105,600	China Resources Land Ltd.		270,897
	53,000	Sun Hung Kai Properties Ltd.		648,037
				1,181,291
		JAPAN - 10.3%
	30,500	Mitsubishi Estate Co., Ltd.		566,531
	26,600	Mitsui Fudosan Co., Ltd.		663,670
	19,500	Nomura Real Estate Holdings, Inc.		360,389
	30,600	Sumitomo Realty & Development Co., Ltd.		895,610
				2,486,200
		SOUTH KOREA - 0.4%
	500	Shinsegae Co., Ltd.		88,755

		SWEDEN - 1.7%
	24,600	Fabege AB		415,442

		UNITED KINGDOM - 1.2%
	34,900	Grainger PLC		113,433
	26,000	St Modwen Properties PLC		112,961
	7,600	UNITE Group PLC		69,477
				295,871
		UNITED STATES - 1.9%
	20,400	Hilton Worldwide Holdings, Inc.		459,408
		TOTAL COMMON STOCK (Cost $5,085,811)		5,758,036

		REAL ESTATE INVESTMENT TRUSTS - 74.6%
		AUSTRALIA - 7.8%
	183,485	Stockland		600,577
	78,400	Dexus Property Group		477,174
	105,700	Westfield Corp		809,433
				1,887,184
		FRANCE - 4.8%
	14,446	Klepierre		692,045
	3,300	Gecina SA		454,364
				1,146,409
		HONG KONG - 2.3%
	93,200	Link REIT		552,663

		IRELAND - 0.7%
	100,900	Green REIT PLC		162,003

		NETHERLANDS - 1.2%
	5,900	Eurocommercial Properties NV		276,131

		SINGAPORE - 1.1%
	249,200	CapitaLand Commercial Trust Ltd.		271,784

		SPAIN - 0.6%
	12,221	Merlin Properties Socimi SA		142,122

E.I.I. Global Property Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
	Shares			Fair Value

		UNITED KINGDOM - 4.9%
	6,400	Derwent London PLC		$ 289,732
	31,300	Land Securities Group PLC		494,951
	25,820	Great Portland Estates PLC		269,972
	12,000	Workspace Group PLC		134,950
				1,189,605
		UNITED STATES - 51.2%
	3,700	Camden Property Trust		311,133
	13,000	Equity Residential		975,390
	4,000	Essex Property Trust, Inc.		935,440
	7,700	Ventas, Inc.		484,792
	8,700	Welltower, Inc.		603,258
	19,800	DiamondRock Hospitality Co.		200,376
	7,000	Boston Properties, Inc.		889,560
	8,200	Hudson Pacific Properties, Inc.		237,144
	9,500	Kilroy Realty Corp.		587,765
	30,400	Paramount Group, Inc.		484,880
	6,400	SL Green Realty Corp.		620,032
	32,700	General Growth Properties, Inc.		972,171
	7,657	Simon Property Group, Inc.		1,590,282
	13,200	Equity One, Inc.		378,312
	38,900	Retail Properties of America, Inc.		616,565
	39,000	Spirit Realty Capital, Inc.		438,750
	7,600	Extra Space Storage, Inc.		710,296
	4,200	Sovran Self Storage, Inc.		495,390
	18,107	Prologis, Inc.		799,967
				12,331,503
		TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,908,828)		17,959,404

		SHORT-TERM INVESTMENTS - 1.2%
	278,498	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.17% + (Cost $278,498)		278,498

		TOTAL INVESTMENTS - 99.7% (Cost $19,273,137) (a)		$ 23,995,938
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		61,929
		TOTAL NET ASSETS - 100.0%		$ 24,057,867

		Sector Diversification	% of Net Assets	Fair Value
		Real Estate	96.31%	$ 23,169,277
		Consumer Cyclicals	2.27%	548,163
		Short-Term Investments	1.16%	278,498
		Total Investments	99.74%	23,995,938
		Other Assets in Excess of Liabilities	0.26%	61,929
		Net Assets	100.00%	$ 24,057,867

+	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,281,389 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:		$ 3,930,675
		Unrealized Depreciation:		(216,126)
		Net Unrealized Appreciation		$ 3,714,549

E.I.I. International Property Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
	Shares			Fair Value

		COMMON STOCK - 40.8%
		GERMANY - 7.4%
	23,800	TLG Immobilien AG		$ 518,621
	28,610	Vonovia SE		1,029,562
				1,548,183
		HONG KONG - 9.7%
	96,656	China Overseas Land & Investment Ltd.		305,891
	140,600	China Resources Land Ltd.		360,682
	64,200	Hang Lung Properties Ltd.		122,651
	100,211	Sun Hung Kai Properties Ltd.		1,225,291
				2,014,515
		JAPAN - 16.1%
	49,800	Mitsubishi Estate Co., Ltd.		925,025
	34,000	Mitsui Fudosan Co., Ltd.		848,301
	34,300	Nomura Real Estate Holdings, Inc.		633,915
	32,800	Sumitomo Realty & Development Co., Ltd.		960,000
				3,367,241
		SINGAPORE - 0.6%
	20,800	Hongkong Land Holdings Ltd.		124,592

		SOUTH KOREA - 1.1%
	1,300	Shinsegae Co., Ltd.		230,763

		SWEDEN - 2.8%
	34,300	Fabege AB		579,254

		UNITED KINGDOM - 3.1%
	79,400	Grainger PLC		258,069
	42,900	St Modwen Properties PLC		186,386
	22,700	UNITE Group PLC		207,517
				651,972
		TOTAL COMMON STOCK (Cost $10,526,615)		8,516,520

		REAL ESTATE INVESTMENT TRUSTS - 56.3%
		AUSTRALIA - 17.0%
	122,100	Dexus Property Group		743,150
	95,300	Scentre Group		324,352
	251,007	Stockland		821,588
	217,400	Vicinity Centres		531,608
	146,200	Westfield Corp.		1,119,576
				3,540,274
		CANADA - 5.9%
	14,043	Allied Properties Real Estate Investment Trust		378,127
	3,100	Boardwalk Real Estate Investment Trust		123,618
	35,607	RioCan Real Estate Investment Trust		729,275
				1,231,020
		FRANCE - 10.5%
	5,200	Gecina SA		715,967
	19,381	Klepierre		928,459
	2,000	Unibail-Rodamco SE		550,289
				2,194,715
		HONG KONG - 5.0%
	175,100	Link REIT		1,038,319

		IRELAND - 1.4%
	185,500	Green REIT PLC		297,835

		JAPAN - 1.8%
	500	Invincible Investment Corp.		374,961

		NETHERLANDS - 2.1%
	9,300	Eurocommercial Properties NV		435,257

E.I.I. International Property Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
	Shares			Fair Value

		SINGAPORE - 2.2%
	416,100	CapitaLand Commercial Trust Ltd.		$ 453,809

		SPAIN - 1.5%
	26,761	Merlin Properties Socimi SA		311,213

		UNITED KINGDOM - 8.9%
	11,160	Derwent London PLC		505,220
	44,161	Great Portland Estates PLC		461,743
	46,800	Land Securities Group PLC		740,054
	13,100	Workspace Group PLC		147,321
				1,854,338
		TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $11,255,699)		11,731,741

		SHORT-TERM INVESTMENTS - 1.8%
	381,022	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.17% + (Cost $381,022)		381,022

		TOTAL INVESTMENTS - 98.9% (Cost $22,163,336) (a)		$ 20,629,283
		OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		223,074
		TOTAL NET ASSETS - 100.0%		$ 20,852,357

		Sector Diversification	% of Net Assets	Fair Value
		Real Estate	96.00%	$ 20,017,498
		Short-Term Investments	1.83%	381,022
		Consumer Cyclicals	1.11%	230,763
		Total Investments	98.94%	20,629,283
		Other Assets in Excess of Liabilities	1.06%	223,074
		Net Assets	100.00%	$ 20,852,357

+	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $22,853,937 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:		$ 1,208,996
		Unrealized Depreciation:		(3,433,650)
		Net Unrealized Depreciation:		$ (2,224,654)

E.I.I. Realty Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
	Shares		Fair Value

		COMMON STOCK - 2.0%
		LODGING - 2.0%
	18,900	Hilton Worldwide Holdings, Inc.	$ 425,628
		TOTAL COMMON STOCK (Cost $440,868)	425,628

		REAL ESTATE INVESTMENT TRUSTS - 95.6%
		APARTMENTS - 18.3%
	10,000	American Campus Communities, Inc.	470,900
	8,200	Camden Property Trust	689,538
	18,500	Equity Residential	1,388,055
	5,400	Essex Property Trust, Inc.	1,262,844
			3,811,337
		DIVERSIFIED - 2.0%
	19,700	Forest City Realty Trust, Inc.	415,473

		HEALTH CARE - 8.3%
	12,250	Ventas, Inc.	771,260
	13,700	Welltower, Inc.	949,958
			1,721,218
		HOTELS - 2.1%
	26,300	Host Hotels & Resorts, Inc.	439,210

		OFFICE PROPERTY - 16.4%
	6,000	Boston Properties, Inc.	762,480
	24,400	Brandywine Realty Trust	342,332
	14,900	Hudson Pacific Properties, Inc.	430,908
	6,800	Kilroy Realty Corp.	420,716
	32,500	Paramount Group, Inc.	518,375
	9,900	SL Green Realty Corp.	959,112
			3,433,923
		REGIONAL MALLS - 15.5%
	41,800	General Growth Properties, Inc.	1,242,714
	9,600	Simon Property Group, Inc.	1,993,824
			3,236,538
		SHOPPING CENTERS - 11.8%
	23,300	DDR Corp.	414,507
	27,545	Equity One, Inc.	789,440
	56,100	Retail Properties of America, Inc.	889,185
	14,451	Urban Edge Properties	373,414
			2,466,546
		SINGLE TENANT - 5.4%
	54,200	Spirit Realty Capital, Inc.	609,750
	19,900	STORE Capital Corp.	515,012
			1,124,762
		SPECIALTY - 1.8%
	5,700	EPR Properties	379,734

		STORAGE - 8.0%
	8,100	Extra Space Storage, Inc.	757,026
	7,700	Sovran Self Storage, Inc.	908,215
			1,665,241
		WAREHOUSE/INDUSTRIAL - 6.0%
	28,339	Prologis, Inc.	1,252,017
		TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $16,132,269)	19,945,999

E.I.I. Realty Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
	Shares		Fair Value

		SHORT-TERM INVESTMENTS - 2.1%
	432,784	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.17% + (Cost $432,784)	$ 432,784

		TOTAL INVESTMENTS - 99.7% (Cost $17,005,921) (a)	$ 20,804,411
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	66,972
		TOTAL NET ASSETS - 100.0%	$ 20,871,383

+	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,106,493 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 3,932,376
		Unrealized Depreciation:	(234,458)
		Net Unrealized Appreciation:	$ 3,697,918

E.I.I. Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are consistently followed by the Funds in preparation of their financial statements.

Security Valuation: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Investments in other investment companies are valued at net asset value.

If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Trust’s Price Valuation Committee under procedures adopted by the Trust’s Board of Trustees (The “Board”).

Most foreign markets close before the close of trading on the NewYork Stock Exchange (“NYSE”). If a Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the Fund’s share price, the Fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the Trust’s Price Valuation Committee, established by the Trust’s Board of Directors.

The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Funds are open. In deciding whether to make fair value adjustments, the Funds review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Funds could obtain if it were to sell the security at the time of the close of the NYSE and the difference could be significant.

The Board has delegated day to day fair valuation of each Fund’s portfolio securities to the Adviser/Administrator using methods approved by the Fund’s Board. BNY Mellon Investment Servicing (US) Inc., which act as the Funds’ Sub-Administrator, is also responsible (in conjunction with oversight by the Adviser) for fair valuation of each Fund’s portfolio securities consistent with the Board approved methods. To assist with their responsibilities, the Adviser and/ or Sub-Administrator may utilize an outside pricing service approved by the Board.

FairValue Measurements:The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Fair value is defined as the value that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in valuing the asset or liability. Observable inputs reflect the assumptions market participants would use in valuing the asset or liability based on market data obtained from sources independent of the portfolio. Unobservable inputs reflect the Fund Management’s own assumptions about the assumptions that market participants would use in valuing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level in the fair value hierarchy based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

E.I.I. Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of March 31, 2016:

E.I.I. Global Property Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock
Germany	$ 831,069	$ -	$ -	$ 831,069
Hong Kong	1,181,291	-	-	1,181,291
Japan	2,486,200	-	-	2,486,200
South Korea	88,755	-	-	88,755
Sweden	415,442	-	-	415,442
United Kingdom	295,871	-	-	295,871
United States	459,408	-	-	459,408
Real Estate Investment Trusts
Australia	1,887,184	-	-	1,887,184
France	1,146,409	-	-	1,146,409
Hong Kong	552,663	-	-	552,663
Ireland	162,003	-	-	162,003
Netherlands	276,131	-	-	276,131
Singapore	271,784	-	-	271,784
Spain	142,122	-	-	142,122
United Kingdom	1,189,605	-	-	1,189,605
United States	12,331,503	-	-	12,331,503
Short-Term Investments	278,498	-	-	278,498
Total	$ 23,995,938	$ -	$ -	$ 23,995,938

E.I.I. International Property Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock
Germany	$ 1,548,183	$ -	$ -	$ 1,548,183
Hong Kong	2,014,515	-	-	2,014,515
Japan	3,367,241	-	-	3,367,241
Singapore	124,592	-	-	124,592
South Korea	230,763	-	-	230,763
Sweden	579,254	-	-	579,254
United Kingdom	651,972	-	-	651,972
Real Estate Investment Trusts
Australia	3,540,274	-	-	3,540,274
Canada	1,231,020	-	-	1,231,020
France	2,194,715	-	-	2,194,715
Hong Kong	1,038,319	-	-	1,038,319
Ireland	297,835	-	-	297,835
Japan	374,961	-	-	374,961
Netherlands	435,257	-	-	435,257
Singapore	453,809	-	-	453,809
Spain	311,213	-	-	311,213
United Kingdom	1,854,338	-	-	1,854,338
Short-Term Investments	381,022	-	-	381,022
Total	$ 20,629,283	$ -	$ -	$ 20,629,283

E.I.I. Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

E.I.I. Realty Securities Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 425,628	$ -	$ -	$ 425,628
Real Estate Investment Trusts	19,945,999	-	-	19,945,999
Short-Term Investments	432,784	-	-	432,784
Total	$ 20,804,411	$ -	$ -	$ 20,804,411

* Refer to the Portfolio of Investments for classifications
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Foreign Currency Translation - Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of valuation. Purchases and sales of securities, interest income and dividends received are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statements and federal income tax purposes.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    EII Realty Securities Trust

By (Signature and Title)*    /s/ Richard J. Adler

 Richard J. Adler, Chief Executive Officer

 (principal executive officer)

Date   5/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Richard J. Adler

 Richard J. Adler, Chief Executive Officer

 (principal executive officer)

Date   5/27/2016

By (Signature and Title)*    /s/ Michael J. Meagher

 Michael J. Meagher, Treasurer

 (principal financial officer)

Date   5/27/2016

.